Deferred revenue (Tables)	9 Months Ended
May 31, 2023
Deferred Revenue
Schedule of deferred revenue

Amount
As at August 31, 2022	$2,485
Accretion of deferred revenue	364
Transaction costs expensed	15
Revenue recognized	(1,485)
As at May 31, 2023	$1,379